Basis of Preparation	12 Months Ended
Dec. 31, 2020
Basis of Preparation [Abstract]
Basis of Preparation
2.	Basis of Preparation

The consolidated financial statements of KEPCO and its subsidiaries (the “Company”) were approved by the Board of Directors on February 19, 2021 and authorized on April 16, 2021 for the purpose of Form 20-F filing with the Securities and Exchange Commission.

(1)	Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

(2)	Basis of measurement

These consolidated financial statements have been prepared on the historical cost basis, except for the following material items in the consolidated statements of financial position:

•	financial assets at fair value through profit or loss

•	financial assets at fair value through other comprehensive income

•	derivative financial instruments are measured at fair value

•	liabilities for defined benefit plans are recognized at the net of the total present value of defined benefit obligations less the fair value of plan assets

(3)	Functional and presentation currency

These consolidated financial statements are presented in Korean won (“won”), which is also the functional currency of KEPCO and most of the significant operating subsidiaries.

(4)	Use of estimates and judgments

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

The followings are the key assumptions and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year.

(i)	Useful lives of property, plant and equipment, and estimations on provision for decommissioning costs

The Company reviews the estimated useful lives of property, plant and equipment at the end of each annual reporting period. Management’s assumptions could affect the determination of estimated economic useful lives.

The Company records the fair value of estimated decommissioning costs as a liability in the period in which the Company incurs a legal obligation associated with the retirement of long-lived assets that result from acquisition, construction, development and/or normal use of the assets. The Company is required to record a liability for the dismantling (demolition) of nuclear power plants and disposal of spent fuel and low and intermediate radioactive wastes. The measurement of such liability is subject to change based on change in estimated cash flow, inflation rate, discount rate, and expected timing of decommissioning.

(ii)	Deferred tax

The Company recognizes deferred tax assets and liabilities based on the differences between the financial statement carrying amounts and the tax bases of assets and liabilities of each consolidated taxpaying entity. However, the amount of deferred tax assets may be different if the Company determines the estimated future taxable income is not sufficient to realize the deferred tax assets recognized.

(iii)	Valuations of financial instruments at fair values

The Company’s accounting policies and disclosures require the measurement of fair values, for both financial and non-financial assets and liabilities. The Company has established control framework with respect to the measurement of fair values. The valuation team regularly reviews significant unobservable inputs and valuation adjustments.

If third party information, such as broker quotes or pricing services, is used to measure fair values, then the valuation team assesses the evidence obtained from the third parties to support the conclusion that such valuations meet the requirements of IFRS including the level in the fair value hierarchy in which such valuation techniques should be classified.

When measuring the fair value of an asset or a liability, the Company uses market observable data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows.

If the inputs used to measure the fair value of an asset or a liability might be categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement. The Company recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

(iv)	Defined employee benefit liabilities

The Company offers its employees defined benefit plans. The cost of providing benefits is determined using the Projected Unit Credit Method, with actuarial valuations being carried out at the end of each reporting period. For actuarial valuations, certain inputs such as discount rates and future salary increases are estimated. Defined benefit plans contain significant uncertainties in estimations due to its long-term nature (refer to Note 25).

(v)	Unbilled revenue

Electricity delivered but neither metered nor billed is estimated at the reporting date based on the volume of electricity delivered which can vary significantly as a result of customer usage patterns, customer mix, meter reading schedules, weather, and etc. Unbilled revenue recognized as of December 31, 2019 and 2020 are ~~W~~1,580,804 million and ~~W~~1,691,294 million, respectively.

(vi)	Construction contracts

The Company recognizes revenue over time using the cost-based input method which represents a faithful depiction of the Company’s progress towards complete satisfaction of providing the power plant construction, which has been identified as a single performance obligation. In applying the cost-based input method, it is necessary to use estimates and assumptions related to the Company’s efforts or inputs expected to be incurred. Cost incurred towards contract completion include costs associated with direct materials, labor, and other indirect costs related to contract performance. Judgment is required in estimating the costs expected to incur in completing the construction projects which involves estimating future materials, labor, contingencies and other related costs. Revenue is estimated based on the contractual amount; however, it can also be affected by uncertainties resulting from unexpected future events.

(vii)	Early shutdown of Wolsong unit 1 nuclear power plant and changes in new nuclear power plants construction

The 30-year designed life of Wolsong unit 1 nuclear power plant of the Company had expired on November 20, 2012. On February 27, 2015, however, approval from the Nuclear Safety and Security Commission (NSSC) was received to continue its operation until November 20, 2022.

According to the Eighth Basic Plan for Electricity Supply and Demand announced by the Ministry of Trade, Industry and Energy in 2017, Wolsong unit 1 nuclear power plant was expected to go through a comprehensive evaluation for the feasibility of continuous operation including economic efficiency and acceptability of household and community in 2018 in order to decide whether to shut down early. On June 15, 2018, the board of directors of Korea Hydro & Nuclear Power Co., Ltd. (“KHNP”), a subsidiary of KEPCO, decided to shut down Wolsong unit 1 on the grounds that its deficit was increasing and its economic efficiency was low due to the nonoptimal utilization rate. On December 24, 2019, NSSC approved permanent shutdown of unit 1.

In addition, the Company has also decided to discontinue the construction of Cheonji unit 1 and 2 and Daejin unit 1 and 2 pursuant to the government policy. Accordingly, the Company recognized impairment loss and other expenses during the year ended December 31, 2018.

Among the new nuclear power plants under construction, Shin-Hanwool unit 3 and 4, for which approval for power generation business was previously obtained, are not included in the list of construction suspension as determined by the board of directors of KHNP. However, it is highly likely that the construction of Shin-Hanwool unit 3 and 4 will be suspended according to the government’s policy. Accordingly, the Company recognized impairment loss during the year ended December 31, 2018, as the Company believed that there was a significant change in its operating environment.

Korean government plans to refund to the Company for reasonable expenditures incurred in relation to the phase-out of nuclear power plants in accordance with the energy transformation policy established by Korean government. In doing so, after discussions with relevant government agencies and upon approval by the Congress, Korean government is considering using available resource including utilizing relevant fund to make the refund. Also, Korean government has stated that it plans to establish relevant legal basis of providing refund including utilizing available resources, if necessary.

As of December 31, 2020, there is no indication that the above-mentioned impairment no longer exists or has been reduced.

Information about critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:

✓	Note 17 – Investments in Associates and Joint Ventures
✓	Note 18 – Property, Plant and Equipment
✓	Note 20 – Construction Contracts
✓	Note 45 – Risk Management

Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year is included in the following notes:

✓	Note 25 – Employment Benefits
✓	Note 41 – Income Taxes

(5)	Changes in accounting policies

Changes in accounting standards effective from January 1, 2020 are as follows. The Company believes that these amendments have no significant impact on the Company’s consolidated financial statements. The Company has not applied the new and revised standards in issue but not yet effective for the periods starting from January 1, 2020, even though the early adoption of these standards is possible.

Amendments to IFRS 3 ‘Business Combination’—Definition of a Business

The amendment to IFRS 3 clarifies that to be considered a business, an integrated set of activities and assets must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output. Furthermore, it clarified that a business can exist without including all of the inputs and processes needed to create outputs.

Amendments to IFRS 7 ‘Financial Instruments : Disclosures’, IFRS 9 ‘Financial Instruments’, and IAS 39 ‘Financial Instruments : Recognition and Measurements’—Interest Rate Benchmark Reform

The amendments to IFRS 9 and IAS 39 provide a number of reliefs, which apply to all hedging relationships that are directly affected by interest rate benchmark reform. A hedging relationship is affected if the reform gives rise to uncertainties about the timing or amount of benchmark-based cash flows of the hedged item or the hedging instrument.

Amendments to IAS 1 ‘Presentation of Financial Statements’ and IAS 8 ‘Accounting Policies, Changes in Accounting Estimates and Errors’—Definition of Material

The amendments provide a new definition of material that states “information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.”

The amendments clarify that materiality will depend on the nature or magnitude of information, either individually or in combination with other information, in the context of the financial statements. A misstatement of information is material if it could reasonably be expected to influence decisions made by the primary users.

The Conceptual Framework for Financial Reporting

The Conceptual Framework is not a standard, and none of the concepts contained therein override the concepts or requirements in any standard. The purpose of the Conceptual Framework is to assist the IASB (International Accounting Standards Board) in developing standards, to help preparers develop consistent accounting policies where there is no applicable standard in place and to assist all parties to understand and interpret the standards.

The revised Conceptual Framework includes some new concepts, provides updated definitions and recognition criteria for assets and liabilities and clarifies some important concepts.

Amendments to IFRS 16 Covid-19 Related Rent Concessions

The amendments provide relief to lessees from applying IFRS 16 guidance on lease modification accounting for rent concessions arising as a direct consequence of the Covid-19 pandemic. As a practical expedient, a lessee may elect not to assess whether a Covid-19 related rent concession from a lessor is a lease modification. A lessee that makes this election accounts for any change in lease payments resulting from the Covid-19 related rent concession the same way it would account for the change under IFRS 16 if the change were not a lease modification. The amendment applies to annual reporting periods beginning on or after June 1, 2020. Earlier application is permitted.